Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

Composition:

	June 30, 2024	December 31, 2023
	Unaudited	Audited
Raw materials	$27	$229
Inventory in progress	2,107	1,301
Finished goods	5,296	5,260
Net – advances from customers	(583)	(720)

	$6,847	$6,070